9. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	2016	2015
Net operating loss carryforwards	$119,100	$102,150
Share based compensation	7,200	7,200
Accounts payable, related party	26,625	10,125
Other deferred tax items	6,150	–
Valuation allowance	(159,075)	(119,475)
Total deferred tax assets	$–	$–

Reconcilation of income taxes
	2016	2015
Expected tax at 15%	$(39,600)	$(39,300)
Change in valuation allowance	39,600	39,300
Provision for income taxes	$–	$–